Results for the Year (Tables)	12 Months Ended
Dec. 31, 2018
Results for the Year
Schedule of staff costs

	Year ended December 31,
	2018	2017	2016
	USD ‘000	USD ‘000	USD ‘000
Wages and salaries	1,123	2,166	2,175
Social taxes and benefits	27	197	407
Share-based payments (Note 3.3)	6,170	7,082	14,288
Total	7,320	9,445	16,870
Staff costs are included in the statement of profit or loss as follows:
Research and development costs	1,721	5,712	9,230
General and administrative costs	5,599	3,733	7,640
Total	7,320	9,445	16,870

Compensation to senior management personnel of the Group (a)
Short-term employee benefits (b)	342	622	670
Severance benefits	—	117	—
Share-based payments (c)	3,088	223	3,290
Total compensation paid to senior management personnel	3,430	962	3,960
(a)

Senior management consisted of the Company’s Chief Executive Officer, Chief Operating Officer, and Chief Financial Officer. The Company’s Chief Operating Officer, and Chief Financial Officer were terminated during 2017 and not replaced.

(b)

The amounts disclosed in the table above are the amounts recognized as an expense during the reporting periods related to senior management personnel. As discussed in more detail in Note 3.3, during each of the years ended December 31, 2018 and 2017, certain amounts were paid to warrant and option holders, including senior management, that were deemed to be a partial repurchase of equity awards and accounted for as a reduction of shareholders’ equity. The table above excludes $265,000 and $7.2 million, respectively, that was paid to senior management and accounted for as a repurchase of equity awards.

(c)

The amount disclosed for the year ended December 31, 2017 includes the effect of the reversal of previously recognized share-based compensation of $5.3 million in connection with the termination of certain members of senior management.

Summary of the activity for equity awards in the form of options and warrants and the weighted average exercise price (WAEP):

	Share Options and Warrants Adjusted for the Share Split
	Key	Employees	Non-
	Management	and	Employee	Total
	Personnel (*)	Consultants	Consultants	Awards	WAEP
	No. ‘000	No. ‘000	No. ‘000	No. ‘000
Outstanding at January 1, 2016	14,731	22,818	4,996	42,545	$2.04
Granted	1,783	5,743	—	7,526	$1.50
Expiring Awards	(891)	—	—	(891)	$0.08
Exercised	—	(1,300)	—	(1,300)	$0.09
Expired and forfeited	—	(985)	—	(985)	$0.35
Outstanding at December 31, 2016	15,623	26,276	4,996	46,895	$2.08
Granted	4,350	4,500	—	8,850	$2.08
Exercised	—	(401)	—	(401)	$0.12
Forfeited	(2,976)	(2,773)	—	(5,749)	$1.86
Effect of the Amendment and the June 2017 Award Adjustment	(12,801)	(22,603)	—	(35,404)	$1.33
Outstanding at December 31, 2017	4,196	4,999	4,996	14,191	$3.45
Granted	—	7	—	7	$1.40
Exercised	(123)	(583)	—	(706)	Nil
Expired	(333)	(179)	—	(512)	Nil
Outstanding at December 31, 2018	3,740	4,244	4,996	12,980	$3.77
Exercisable at December 31, 2018	3,066	3,719	2,998	9,783

(*)Includes current and former senior management and current and former members of the board of directors.

Summary of range of exercise prices

	Adjusted for the Share Split
Range of exercise prices (per share)	2018	2017	2016
	No. ‘000	No. ‘000	No. ‘000
$0.0015 to $0.12	6,407	7,625	17,878
$0.75 to $0.95	—	—	2,139
$1.24 to $1.80	186	179	4,635
$2.09 to $2.83	2,618	2,618	13,037
$3.05 to $3.77	674	674	6,708
$4.51 to $6.92	597	597	—
$14.13	2,498	2,498	2,498
Total	12,980	14,191	46,895

Summary of the inputs to the model used to value equity awards, including modifications of equity awards, as well as the average fair value per option or warrant awarded or modified

Year ended December 31, 2018
Dividend yield (%)	Zero
Expected volatility (%)	73 – 86
Risk-free interest rate (%)	2.8 to 2.9
Expected life of the equity award (years)	2.3 to 3.3
Share price	0.53 USD to 1.30 USD
Exercise price	1.40 USD to 3.77 USD
Model used	Black Scholes
Basis for determination of share price	Quote on Nasdaq
Average fair value per option or warrant granted	0.21 USD

Year ended December 31, 2017
Dividend yield (%)	Zero
Expected volatility (%)	64 – 79
Risk-free interest rate (%)	(0.7) to 2.1
Expected life of the equity award (years)	0.5 to 7
Share price	2.04 USD to 2.74 USD
Exercise price	0.0016 USD to 6.92 USD
Model used	Black Scholes
Basis for determination of share price	Quote on Nasdaq
Average fair value per option or warrant granted	10.90 USD

Year ended December 31, 2016
Dividend yield (%)	Zero
Expected volatility (%)	73 – 79
Risk-free interest rate (%)	(1.2) to 1.8
Expected life of the equity award (years)	4.0 to 5.0
Share price	1.64 USD to 2.20 USD
Exercise price	0.06 USD to 2.20 USD
Model used	Black Scholes
Basis for determination of share price	Quote on Nasdaq
Average fair value per option or warrant granted	1.18 USD

Summary of deferred share activity

	Deferred Shares Adjusted
	for the Share Split
	Key	Employees
	Management	and	Total
	Personnel (*)	Consultants	Awards
	No. ‘000	No. ‘000	No. ‘000
Outstanding at January 1, 2016	4,264	550	4,814
Granted	125	—	125
Transfer (a)	250	(250)	—
Vested and issued (b)	(1,422)	—	(1,422)
Outstanding at December 31, 2016	3,217	300	3,517
Granted	450	450	900
Forfeited (b)	(2,842)	—	(2,842)
Effect of the Amendment and the Deferred Share Adjustment	(419)	(456)	(875)
Outstanding at December 31, 2017 and 2018(c) (d)	406	294	700
Vested and unissued at December 31, 2018	206	156	362

(*)Includes current and former senior management and current and former members of the board of directors.

(a)	A consultant who was granted deferred shares in 2015 was a member of the Company’s board of directors from May 6, 2016 to May 3, 2017. See Note 6.1.
(b)

During 2014, 5.7 million deferred shares were granted to the Company’s Chief Financial Officer (“CFO”). The deferred shares vested annually over four years. The CFO was terminated during 2017 and 2.8 million unvested deferred shares were forfeited.

(c)	At December 31, 2018, each deferred share has an exercise price of 0.01 DKK or $0.0015 based on the December 31, 2018 exchange rate.
(d)	On January 9, 2019, 100,000 deferred shares expired including 50,000 deferred shares held by the Company’s Chief Executive Officer. See above.

Summary of share-based compensation expense included within operating results

	Year Ended December 31,
	2018	2017	2016
	USD ‘000	USD ‘000	USD ‘000
Research and development costs	1,547	4,852	7,984
General and administrative costs	4,623	2,230	6,304
Total	6,170	7,082	14,288

Schedule of major components of income tax benefit (expense)

	Year Ended December 31,
	2018	2017	2016
	USD ‘000	USD ‘000	USD ‘000
Current income tax benefit (expense)	161	(244,288)	(79)
Deferred income tax benefit (expense)	43	(23,107)	21,282
Total income tax benefit (expense)	204	(267,395)	21,203

Schedule of income tax benefit (expense) reconciliation

	2018	2017	2016
	USD ‘000	USD ‘000	USD ‘000
(Loss) income before tax	(8,926)	1,184,488	(54,539)
Tax benefit (expense) at the Company’s statutory income tax rate (1)	1,964	(260,587)	11,999
Adjustments:
Non-deductible expenses for tax purposes	(2)	(1,780)	(3,100)
Effect of higher tax rate in Germany (2)	(7)	(4,980)	844
(Unrecognized) recognized deferred tax assets	(1,912)	(48)	11,460
Adjustment related to prior year	161	—	—
Income tax benefit (expense) reported in the statement of profit and loss	204	(267,395)	21,203
Effective tax rate	2.3%	22.6%	38.9%
(1)	The statutory Danish tax rate for each of the years presented is 22%.

(2)	The statutory German tax rate for each of the years presented is 31.9%.

Schedule of unrecognized deferred tax assets

	2018	2017
	USD ‘000	USD ‘000
Tax effect of tax loss carry forwards	5,344	4,726
Share-based payment	503	2,304
Other	(39)	—
Unrecognized deferred tax assets, net	5,808	7,030

Schedule of unrecognized deductible temporary difference

	Denmark			Germany
	2018	2017	2016	2018	2017	2016
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Unused tax losses	4,276	—	—	13,793	14,805	13,273
Other temporary differences primarily share-based payment	2,107	10,474	22,163	—	—	—

Schedule of net (loss) income attributable to ordinary shareholders

	2018	2017	2016
	USD	USD	USD
Net (loss) income attributable to ordinary shareholders of the Parent used for computing basic and diluted net (loss) income per share	(8,722)	917,093	(33,336)
Weighted average number of ordinary shares used for basic per share amounts	94,671	380,133	540,650
Dilutive effect of outstanding options, warrants and deferred shares	—	18,810	—
Weighted average number of ordinary shares used for diluted per share amounts	94,671	398,943	540,650
Net (loss) income per share basic	(0.09)	2.41	(0.06)
Net (loss) income per share diluted	(0.09)	2.30	(0.06)